United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: 10/31/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2012
Share Class	Ticker
C	MXCCX
R	FMXKX
Institutional	FISPX
Service	FMXSX

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended October 31, 2012, was 13.43% for Class C Shares, 13.89% for Class R Shares, 14.74% for Institutional Shares and 14.38% for Service Shares. The total return of the Standard & Poor's 500 Index (“S&P 500”),1 a broad-based securities market index, was 15.21% for the same period. The Fund's total return reflects actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The beginning of the reporting period saw the market's continued concern over the fiscal uncertainty in Europe start to break. During the prior summer, the debt issues that started with Greece had begun to spill over into other European countries, notably Spain and Italy. The rising investor tensions were somewhat relieved with the announcement of market-supportive intervention by the European Central Bank and the Federal Reserve (the “Fed”). This announcement of coordinated monetary policy set the backdrop for this past year, and markets, both globally and domestic, responded by moving upward.
The ride, however, was not a smooth one as investors' changing attitudes toward riskier assets, termed the “risk-on, risk-off” trade, buffeted the markets. Investors were processing many issues including: supportive monetary policy and concerns about future growth and profitability, unresolved policy issues, upcoming elections and the “fiscal cliff.”
Overall, equities put in a strong performance both in the United States and abroad, posting gains over the 12-month reporting period ending October 31, 2012. Investment-grade corporate bonds, high-yield corporate bonds and municipal securities also produced gains over the reporting period, outstripping the sizeable gains that U.S. Treasuries posted as yield spreads narrowed considerably.
FUND PERFORMANCE
Against this backdrop, all of the 10 sectors2 within the S&P 500 recorded positive returns during the reporting period. Telecommunication Services led the way, advancing 26.22%, followed by Health Care, up 22.12% and Consumer Discretionary, up 20.22%. The Energy sector posted the weakest results, up 6.51%, followed by Materials, up 7.41% and Utilities, up 10.54%. Apple Inc. (Information Technology), Exxon Mobil Corp. (Energy) and General Electric Co. (Industrials) posted the strongest contribution to performance in the index, while Hewlett-Packard Co. (Information Technology), Occidental Petroleum Corp. (Energy) and Intel Corp. (Information Technology) contributed the least for the reporting period.
Annual Shareholder Report

For the first eight months of the reporting period, the Fund's Sub-Adviser was BlackRock Investment Management, LLC. During that period, the Fund underperformed the S&P 500 by 0.14% on a gross basis. Portfolio management of the enhanced strategies of the Fund primarily entailed overweighting and underweighting stocks relative to the S&P 500, based on quantitative factors and substitution strategies. The quantitative strategies for the first eight months of the reporting period detracted from performance, while the stock substitution strategies contributed positively to performance.
During the final four months of the reporting period, the Fund's investment adviser was Federated Equity Management Company of Pennsylvania. During this period, the Fund outperformed the S&P 500 by 0.07% on a gross basis. Portfolio management of the enhanced strategies of the Fund for the final four months of the reporting period was similar to the previous eight months. The Fund also invested in stocks not represented in the S&P 500 that were subject to pending cash acquisitions. The quantitative and stock substitution strategies for the final four months contributed positively to performance, while the cash acquisitions strategy detracted from performance.
The Fund invested in a stock-based strategy that also utilized S&P 500 futures to provide equity exposure on the Fund's cash balances. The S&P 500 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive impact on the Fund's performance.
1	The S&P 500 Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. “Standard & Poor's®,” “S&P®,” “S&P 500®,” “Standard & Poor's 500,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. Indexes are unmanaged and cannot be invested in directly.
2	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard (SPGICS).
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Fund's Class R Shares commenced operations on April 8, 2003. The Fund offers three other classes of shares: Class C Shares, Institutional Shares and Service Shares. For the period prior to the commencement of operations of Class R Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class R Shares. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Max-Cap Index Fund (the “Fund”) from October 31, 2002 to October 31, 2012, compared to the Standard & Poor's 500 Index (S&P 500).2
Average Annual Total Returns for the Period Ended 10/31/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class C Shares	12.43%	-0.89%	5.54%
Class R Shares	13.89%	-0.57%	5.87%
Institutional Shares	14.74%	0.18%	6.65%
Service Shares	14.38%	-0.12%	6.34%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS C SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 Investment–CLASS R SHARES
Annual Shareholder Report

Growth of a $10,000 Investment–INSTITUTIONAL SHARES
Growth of a $10,000 Investment–SERVICE SHARES
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2012, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	18.4%
Financials	14.4%
Health Care	12.0%
Consumer Discretionary	10.8%
Consumer Staples	10.6%
Energy	10.5%
Industrials	10.0%
Utilities	3.4%
Materials	3.2%
Telecommunication Services	3.0%
Derivative Contracts[2]	(0.1)%
Securities Lending Collateral[3]	0.1%
Cash Equivalents[4]	4.6%
Other Assets and Liabilities—Net[5]	(0.9)%
TOTAL[6]	100.0%
1	Except for Derivative Contracts, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (“S&P 500”) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 101.0%.
Annual Shareholder Report

Portfolio of Investments
October 31, 2012
Shares			Value
		COMMON STOCKS—96.3%[1]
		Consumer Discretionary—10.8%
14,578	[2]	Amazon.com, Inc.	$3,394,050
287	[2]	AutoNation, Inc.	12,743
1,473	[2]	AutoZone, Inc.	552,375
9,867	[2]	Bed Bath & Beyond, Inc.	569,129
708	[2]	Big Lots, Inc.	20,624
9,836		Block (H&R), Inc.	174,097
4,472	[2]	BorgWarner, Inc.	294,347
16,695		CBS Corp., Class B	540,918
24,463		Cablevision Systems Corp., Class A	426,145
7,391	[2]	CarMax, Inc.	249,446
16,498		Carnival Corp.	624,944
1,371	[2]	Chipotle Mexican Grill, Inc.	348,961
11,296		Coach, Inc.	633,141
105,580		Comcast Corp., Class A	3,960,306
8,758		D. R. Horton, Inc.	183,568
9,007	[2]	Discovery Communications, Inc.	531,593
4,347		Darden Restaurants, Inc.	228,739
30,091	[2]	DirecTV	1,537,951
9,243	[2]	Dollar Tree, Inc.	368,518
3,529		Expedia, Inc.	208,740
3,795		Family Dollar Stores, Inc.	250,318
177,565		Ford Motor Co.	1,981,625
1,602	[2]	Fossil, Inc.	139,534
2,641		GameStop Corp.	60,294
6,470		Gannett Co., Inc.	109,343
10,482		Gap (The), Inc.	374,417
5,368		Genuine Parts Co.	335,929
29,300	[2]	Goodyear Tire & Rubber Co.	334,313
3,217		Harley-Davidson, Inc.	150,427
1,614		Harman International Industries, Inc.	67,675
59,518		Home Depot, Inc.	3,653,215
6,539		International Game Technology	83,961
29,530		Interpublic Group Cos., Inc.	298,253
36,455		Johnson Controls, Inc.	938,716
7,645		Kohl's Corp.	407,326
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
16,112		Leggett and Platt, Inc.	$427,451
5,085		Lennar Corp., Class A	190,535
14,586		Limited Brands, Inc.	698,524
43,881		Lowe's Cos., Inc.	1,420,867
14,749		Macy's, Inc.	561,494
16,476		Marriott International, Inc., Class A	601,044
14,370		Mattel, Inc.	528,529
37,534		McDonald's Corp.	3,257,951
16,006		McGraw-Hill Cos., Inc.	884,812
2,586	[2]	NetFlix, Inc.	204,527
23,025		Newell Rubbermaid, Inc.	475,236
79,349		News Corp., Inc., Class A	1,898,028
12,005		Nike, Inc., Class B	1,097,017
5,186		Nordstrom, Inc.	294,409
4,726	[2]	O'Reilly Automotive, Inc.	404,924
9,643		Omnicom Group, Inc.	461,996
4,333		PetSmart, Inc.	287,668
2,405	[2]	Priceline.com, Inc.	1,379,917
29,122	[2]	Pulte Group, Inc.	504,975
2,129		Ralph Lauren Corp.	327,206
8,590		Ross Stores, Inc.	523,560
2,612		Scripps Networks Interactive	158,601
23,063		Staples, Inc.	265,570
30,604		Starbucks Corp.	1,404,724
7,556		Starwood Hotels & Resorts	391,779
29,214		TJX Cos., Inc.	1,216,179
25,402		Target Corp.	1,619,377
701		Tiffany & Co.	44,317
11,696		Time Warner Cable, Inc.	1,159,191
36,816		Time Warner, Inc.	1,599,655
11,082	[2]	Urban Outfitters, Inc.	396,292
5,146		V.F. Corp.	805,246
17,970		Viacom, Inc., Class B - New	921,322
71,852		Walt Disney Co.	3,525,778
805		Washington Post Co., Class B	268,476
4,809		Whirlpool Corp.	469,743
4,709		Wyndham Worldwide Corp.	237,334
5,448		Wynn Resorts Ltd.	659,535
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
18,035		Yum! Brands, Inc.	$1,264,434
		TOTAL	56,883,904
		Consumer Staples—10.6%
79,758		Altria Group, Inc.	2,536,304
36,006		Archer-Daniels-Midland Co.	966,401
33,620		Avon Products, Inc.	520,774
10,873		Beam, Inc.	604,104
6,261		Brown-Forman Corp., Class B	401,080
56,349		CVS Corp.	2,614,594
5,719		Campbell Soup Co.	201,709
8,824		Clorox Co.	637,975
9,410		Coca-Cola Enterprises, Inc.	295,850
17,340		Colgate-Palmolive Co.	1,820,006
25,826		ConAgra Foods, Inc.	718,996
4,339	[2]	Constellation Brands, Inc., Class A	153,340
17,112		Costco Wholesale Corp.	1,684,334
23,480	[2]	Dean Foods Co.	395,403
7,247		Dr. Pepper Snapple Group, Inc.	310,534
8,755		Estee Lauder Cos., Inc., Class A	539,483
24,639		General Mills, Inc.	987,531
11,884		Heinz (H.J.) Co.	683,449
5,340		Hershey Foods Corp.	367,659
3,588		Hormel Foods Corp.	105,954
8,855		Kellogg Co.	463,294
12,724		Kimberly-Clark Corp.	1,061,818
23,243	[2]	Kraft Foods Group, Inc.	1,057,092
19,602		Kroger Co.	494,363
3,064		Lorillard, Inc.	355,455
4,481		McCormick & Co., Inc.	276,119
7,468		Mead Johnson Nutrition Co.	460,477
5,081		Molson Coors Brewing Co., Class B	219,194
69,730		Mondelez International, Inc.	1,850,634
5,479	[2]	Monster Beverage Corp.	244,747
61,827		PepsiCo, Inc.	4,280,902
66,861		Philip Morris International, Inc.	5,921,210
113,922		Procter & Gamble Co.	7,887,959
19,059		Reynolds American, Inc.	793,617
25,498	[3]	Safeway, Inc.	415,872
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
3,778		Smucker (J.M.) Co.	$323,548
15,006		Sysco Corp.	466,236
155,658		The Coca-Cola Co.	5,787,365
27,347		Tyson Foods, Inc., Class A	459,703
67,095		Wal-Mart Stores, Inc.	5,033,467
32,814		Walgreen Co.	1,156,037
6,344		Whole Foods Market, Inc.	600,967
		TOTAL	56,155,556
		Energy—10.5%
20,712		Anadarko Petroleum Corp.	1,425,193
12,747		Apache Corp.	1,054,814
16,483		Baker Hughes, Inc.	691,792
740		CONSOL Energy, Inc.	26,018
9,581		Cabot Oil & Gas Corp., Class A	450,115
8,937	[2]	Cameron International Corp.	452,570
10,491		Chesapeake Energy Corp.	212,548
78,586		Chevron Corp.	8,660,963
47,674		ConocoPhillips	2,757,941
18,658	[2]	Denbury Resources, Inc.	286,027
10,765		Devon Energy Corp.	626,631
6,632		Diamond Offshore Drilling, Inc.	459,200
11,260		EOG Resources, Inc.	1,311,677
6,632		EQT Corp.	402,098
66		Energy Transfer Prtnrs L P Unit Ltd., Partn	2,825
8,379		Ensco PLC	484,474
184,754		Exxon Mobil Corp.	16,844,022
4,165	[2]	FMC Technologies, Inc.	170,348
44,335		Halliburton Co.	1,431,577
3,351		Helmerich & Payne, Inc.	160,178
10,943		Hess Corp.	571,881
25,320		Kinder Morgan, Inc.	878,857
26,661		Marathon Oil Corp.	801,430
12,553		Marathon Petroleum Corp.	689,536
6,422		Murphy Oil Corp.	385,320
28,480	[2]	Nabors Industries Ltd.	384,195
17,289		National-Oilwell, Inc.	1,274,199
7,002	[2]	Newfield Exploration Co.	189,894
8,717		Noble Corp.	328,980
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
7,673		Noble Energy, Inc.	$729,012
32,804		Occidental Petroleum Corp.	2,590,204
256		Peabody Energy Corp.	7,142
23,937		Phillips 66	1,128,869
5,411		Pioneer Natural Resources, Inc.	571,672
6,875		QEP Resources, Inc.	199,375
7,253		Range Resources Corp.	474,056
3,513	[2]	Rowan Companies PLC	111,397
53,032		Schlumberger Ltd.	3,687,315
7,466	[2]	Southwestern Energy Co.	259,070
26,242		Spectra Energy Corp.	757,607
4,337		Tesoro Petroleum Corp.	163,548
20,439		Valero Energy Corp.	594,775
4,890	[2]	WPX Energy, Inc.	82,837
23,899		Williams Cos., Inc.	836,226
		TOTAL	55,608,408
		Financials—14.4%
16,984		Ace Ltd.	1,335,792
18,358		Aflac, Inc.	913,861
18,087		Allstate Corp.	723,118
38,555		American Express Co.	2,157,923
54,369	[2]	American International Group, Inc.	1,899,109
15,068		American Tower Corp.	1,134,470
3,885		Ameriprise Financial, Inc.	226,767
11,904		Aon PLC	642,221
3,834		Apartment Investment & Management Co., Class A	102,329
3,771		Avalonbay Communities, Inc.	511,197
26,406		BB&T Corp.	764,454
459,482		Bank of America Corp.	4,282,372
72,767	[2]	Berkshire Hathaway, Inc., Class B	6,283,430
4,862		BlackRock, Inc.	922,224
5,566		Boston Properties, Inc.	591,666
25,535	[2]	CBRE Group, Inc.	460,141
12,021		CME Group, Inc.	672,335
18,742		Capital One Financial Corp.	1,127,706
14,082		Chubb Corp.	1,084,032
12,536		Cincinnati Financial Corp.	499,434
115,753		Citigroup, Inc.	4,328,005
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
27,438		Discover Financial Services	$1,124,958
38,628	[2]	E*Trade Financial Corp.	322,930
11,132		Equity Residential Properties Trust	639,088
3,759	[4]	Federated Investors, Inc.	87,359
53,536		Fifth Third Bancorp	777,878
5,475		Franklin Resources, Inc.	699,705
64,445	[2]	Genworth Financial, Inc., Class A	384,092
17,581		Goldman Sachs Group, Inc.	2,151,739
16,023		HCP, Inc.	709,819
3,870		Hartford Financial Services Group, Inc.	84,018
9,282		Health Care REIT, Inc.	551,629
25,755		Host Hotels & Resorts, Inc.	372,417
52,269		Hudson City Bancorp, Inc.	443,502
26,856		Huntington Bancshares, Inc.	171,610
3,042	[2]	InterContinentalExchange, Inc.	398,502
15,757		Invesco Ltd.	383,210
158,278		JPMorgan Chase & Co.	6,597,027
31,923		KeyCorp	268,792
13,756		Kimco Realty Corp.	268,517
2,772		Legg Mason, Inc.	70,631
724		Lincoln National Corp.	17,948
6,200		Loews Corp.	262,136
4,260		M & T Bank Corp.	443,466
20,248		Marsh & McLennan Cos., Inc.	689,039
34,965		MetLife, Inc.	1,240,908
6,585		Moody's Corp.	317,134
52,280		Morgan Stanley	908,626
2,534		NASDAQ OMX Group, Inc.	60,335
19,939		NYSE Euronext	493,690
7,661		Northern Trust Corp.	366,043
17,204		PNC Financial Services Group	1,001,101
35,734		People's United Financial, Inc.	429,880
5,282		Plum Creek Timber Co., Inc.	231,880
9,252		Principal Financial Group	254,800
9,984		Progressive Corp., Ohio	222,643
25,821		ProLogis, Inc.	885,402
17,724		Prudential Financial, Inc.	1,011,154
5,688		Public Storage, Inc.	788,527
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
90,975		Regions Financial Corp.	$593,157
16,742		SLM Holding Corp.	294,324
42,579		Schwab (Charles) Corp.	578,223
11,798		Simon Property Group, Inc.	1,795,774
25,175		State Street Corp.	1,122,050
12,465		SunTrust Banks, Inc.	339,048
10,201		T. Rowe Price Group, Inc.	662,453
35,973	[3]	The Bank of New York Mellon Corp.	888,893
14,651		The Travelers Cos., Inc.	1,039,342
2,948		Torchmark Corp.	149,139
74,277		U.S. Bancorp	2,466,739
8,600		Unum Group	174,408
15,966		Ventas, Inc.	1,010,169
6,131		Vornado Realty Trust	491,768
195,012		Wells Fargo & Co.	6,569,954
19,522		Weyerhaeuser Co.	540,564
10,077		XL Group PLC	249,305
4,855		Zions Bancorp	104,237
		TOTAL	75,864,268
		Health Care—12.0%
32,696		Amgen, Inc.	2,829,675
62,025		Abbott Laboratories	4,063,878
19,991		Aetna, Inc.	873,607
12,608		Agilent Technologies, Inc.	453,762
8,877	[2]	Alexion Pharmaceuticals, Inc.	802,303
12,447		Allergan, Inc.	1,119,234
8,703		AmerisourceBergen Corp.	343,246
3,194		Bard (C.R.), Inc.	307,231
22,133		Baxter International, Inc.	1,386,190
8,126		Becton, Dickinson & Co.	614,976
9,118	[2]	Biogen Idec, Inc.	1,260,290
11,669	[2]	Boston Scientific Corp.	59,979
65,581		Bristol-Myers Squibb Co.	2,180,568
10,422		CIGNA Corp.	531,522
20,415		Cardinal Health, Inc.	839,669
7,039	[2]	CareFusion Corp.	186,956
16,579	[2]	Celgene Corp.	1,215,572
9,364	[2]	Cerner Corp.	713,443
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
4,101		Coventry Health Care, Inc.	$178,968
19,413		Covidien PLC	1,066,744
2,876	[2]	DaVita, Inc.	323,608
4,250		Dentsply International, Inc.	156,570
4,125	[2]	Edwards Lifesciences Corp.	358,174
31,593	[2]	Express Scripts Holding Co.	1,944,233
16,737	[2]	Forest Laboratories, Inc., Class A	564,204
29,495	[2]	Gilead Sciences, Inc.	1,980,884
10,202		Humana, Inc.	757,702
1,658	[2]	Intuitive Surgical, Inc.	899,001
110,780		Johnson & Johnson	7,845,440
3,259	[2]	Laboratory Corp. of America Holdings	276,135
1,698	[2]	Life Technologies, Inc.	83,049
46,399		Lilly (Eli) & Co.	2,256,383
8,835		McKesson Corp.	824,394
6,400		Medicis Pharmaceutical Corp., Class A	277,824
41,208		Medtronic, Inc.	1,713,429
120,661		Merck & Co., Inc.	5,505,761
22,224	[2]	Mylan, Inc.	563,156
1,898		Patterson Cos., Inc.	63,393
2,831		PerkinElmer, Inc.	87,563
3,062		Perrigo Co.	352,161
308,904		Pfizer, Inc.	7,682,442
5,515		Quest Diagnostics, Inc.	318,326
13,253		St. Jude Medical, Inc.	507,060
12,238		Stryker Corp.	643,719
14,677	[2]	Tenet Healthcare Corp.	346,377
18,993		Thermo Fisher Scientific, Inc.	1,159,713
40,357		UnitedHealth Group, Inc.	2,259,992
5,031	[2]	Varian Medical Systems, Inc.	335,870
3,712	[2]	Waters Corp.	303,679
4,485	[2]	Watson Pharmaceuticals, Inc.	385,486
17,436		Wellpoint, Inc.	1,068,478
6,814		Zimmer Holdings, Inc.	437,527
		TOTAL	63,309,546
		Industrials—10.0%
24,882		3M Co.	2,179,663
2,366		Avery Dennison Corp.	76,611
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
26,317		Boeing Co.	$1,853,769
1,922		C.H. Robinson Worldwide, Inc.	115,954
39,294		CSX Corp.	804,348
25,771		Caterpillar, Inc.	2,185,639
3,034		Cintas Corp.	126,852
12,973		Cooper Industries PLC	972,197
7,375		Cummins, Inc.	690,153
22,415		Danaher Corp.	1,159,528
15,031		Deere & Co.	1,284,249
12,800	[2]	Dollar Thrifty Automotive Group	985,600
2,767		Donnelley (R.R.) & Sons Co.	27,725
6,456		Dover Corp.	375,868
1,171		Dun & Bradstreet Corp.	94,898
2,422		Eaton Corp.	114,367
29,194		Emerson Electric Co.	1,413,865
3,691		Equifax, Inc.	184,698
9,813		Expeditors International Washington, Inc.	359,254
11,476		Fastenal Co.	512,977
11,265		FedEx Corp.	1,036,267
1,949		Flowserve Corp.	264,070
5,798		Fluor Corp.	323,818
12,476		General Dynamics Corp.	849,366
420,022		General Electric Co.	8,845,663
30,360		Honeywell International, Inc.	1,859,246
17,405		Illinois Tool Works, Inc.	1,067,449
10,341		Ingersoll-Rand PLC	486,337
4,497		Iron Mountain, Inc.	155,596
11,306	[2]	Jacobs Engineering Group, Inc.	436,299
4,382		Joy Global, Inc.	273,656
7,476		L-3 Communications Holdings, Inc.	551,729
13,635		Lockheed Martin Corp.	1,277,190
11,037		Masco Corp.	166,548
12,425		Norfolk Southern Corp.	762,274
9,108		Northrop Grumman Corp.	625,629
7,917		PACCAR, Inc.	343,123
3,839		Pall Corp.	241,703
6,045		Parker-Hannifin Corp.	475,500
8,162		Pentair Ltd.	344,763
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
4,391		Pitney Bowes, Inc.	$63,055
5,582		Precision Castparts Corp.	966,077
6,430	[2]	Quanta Services, Inc.	166,730
12,380		Raytheon Co.	700,213
21,232		Republic Services, Inc.	601,927
18,600		Robbins & Myers, Inc.	1,102,608
3,702		Robert Half International, Inc.	99,547
4,923		Rockwell Automation, Inc.	349,828
4,688		Rockwell Collins, Inc.	251,183
4,101		Roper Industries, Inc.	447,706
8,487		Ryder Systems, Inc.	382,933
5,937		Snap-On, Inc.	459,108
58,925		Southwest Airlines Co.	519,719
6,091		Stanley Black & Decker, Inc.	422,106
3,128	[2]	Stericycle, Inc.	296,409
15,481		Textron, Inc.	390,276
11,556	[2]	The ADT Corp.	479,690
23,113		Tyco International Ltd.	621,046
18,929		Union Pacific Corp.	2,328,835
32,348		United Parcel Service, Inc.	2,369,491
36,779		United Technologies Corp.	2,874,647
2,349		W. W. Grainger, Inc.	473,112
15,825		Waste Management, Inc.	518,111
7,593		Xylem, Inc.	184,206
		TOTAL	52,973,004
		Information Technology—18.4%
25,752		Accenture PLC	1,735,942
18,518	[2]	Adobe Systems, Inc.	629,612
9,512	[2]	Advanced Micro Devices, Inc.	19,500
5,741	[2]	Akamai Technologies, Inc.	218,101
11,429		Altera Corp.	348,356
10,657		Amphenol Corp., Class A	640,805
10,666		Analog Devices, Inc.	417,147
37,416		Apple, Inc.	22,266,262
44,974		Applied Materials, Inc.	476,724
7,578	[2]	Autodesk, Inc.	241,284
20,177		Automatic Data Processing, Inc.	1,166,029
5,508	[2]	BMC Software, Inc.	224,176
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
19,120	[2]	Broadcom Corp.	$602,949
13,337		CA, Inc.	300,349
208,868		Cisco Systems, Inc.	3,579,998
7,510	[2]	Citrix Systems, Inc.	464,193
12,548	[2]	Cognizant Technology Solutions Corp.	836,324
14,110		Computer Sciences Corp.	429,650
55,574		Corning, Inc.	652,995
53,309		Dell, Inc.	492,042
82,050	[2]	EMC Corp. Mass	2,003,661
41,195	[2]	eBay, Inc.	1,989,307
4,715	[2]	Fiserv, Inc.	353,342
3,084	[2]	F5 Networks, Inc.	254,368
18,034		Fidelity National Information Services, Inc.	592,778
10,620	[2]	Google, Inc.	7,219,157
83,898		Hewlett-Packard Co.	1,161,987
198,535		Intel Corp.	4,293,319
42,714		International Business Machines Corp.	8,309,154
6,603		Intuit, Inc.	392,350
6,155	[2]	JDS Uniphase Corp.	59,642
5,100		Jabil Circuit, Inc.	88,434
18,253	[2]	Juniper Networks, Inc.	302,452
12,146		KLA-Tencor Corp.	565,032
18,216	[2]	Kenexa Corp.	837,207
15,275	[2]	LSI Logic Corp.	104,634
5,692	[2]	Lam Research Corp.	201,497
7,631		Linear Technology Corp.	238,545
4,358		Mastercard, Inc. Class A	2,008,733
15,375		Microchip Technology, Inc.	482,006
81,302	[2]	Micron Technology, Inc.	441,063
302,671		Microsoft Corp.	8,636,717
14,946		Molex, Inc.	388,148
10,671		Motorola Solutions, Inc.	551,477
20,957	[2]	NVIDIA Corp.	250,855
13,061	[2]	NetApp, Inc.	351,341
153,528		Oracle Corp.	4,767,044
12,022		Paychex, Inc.	389,874
68,827		Qualcomm, Inc.	4,031,542
7,661	[2]	Red Hat, Inc.	376,691
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
23,779		SAIC, Inc.	$261,331
3,442	[2]	Salesforce.com, Inc.	502,463
8,525	[2]	Sandisk Corp.	356,004
14,142		Seagate Technology	386,359
41,930	[2]	Symantec Corp.	762,707
15,667		TE Connectivity Ltd.	504,164
9,561	[2]	Teradata Corp.	653,112
43,715		Texas Instruments, Inc.	1,227,954
4,305		Total System Services, Inc.	96,820
5,150	[2]	Verisign, Inc.	190,911
20,925		Visa, Inc., Class A Shares	2,903,553
11,225		Western Digital Corp.	384,232
31,563		Western Union Co.	400,850
70,144		Xerox Corp.	451,727
8,992		Xilinx, Inc.	294,578
39,534	[2]	Yahoo, Inc.	664,567
		TOTAL	97,426,127
		Materials—3.2%
8,696		Air Products & Chemicals, Inc.	674,201
2,158		Airgas, Inc.	191,997
42,675		Alcoa, Inc.	365,725
4,232		Allegheny Technologies, Inc.	111,513
4,966		Ball Corp.	212,694
2,492		Bemis Co., Inc.	82,361
2,375		CF Industries Holdings, Inc.	487,326
5,633		Cliffs Natural Resources, Inc.	204,309
46,233		Dow Chemical Co.	1,354,627
36,779		Du Pont (E.I.) de Nemours & Co.	1,637,401
5,206		Eastman Chemical Co.	308,403
9,908		Ecolab, Inc.	689,597
4,593		FMC Corp.	245,817
39,245		Freeport-McMoran Copper & Gold, Inc.	1,525,846
3,050		International Flavors & Fragrances, Inc.	197,091
15,988		International Paper Co.	572,850
13,198		LyondellBasell Industries NV, Class A	704,641
15,490		MeadWestvaco Corp.	459,898
21,381		Monsanto Co.	1,840,263
11,147		Mosaic Co./The	583,434
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
15,235		Newmont Mining Corp.	$831,069
12,047		Nucor Corp.	483,446
11,373	[2]	Owens-Illinois, Inc.	221,660
5,667		PPG Industries, Inc.	663,492
12,092		Praxair, Inc.	1,284,291
3,054		Sherwin-Williams Co.	435,439
5,535		Sigma-Aldrich Corp.	388,225
4,082		Vulcan Materials Co.	187,650
		TOTAL	16,945,266
		Telecommunication Services—3.0%
229,753		AT&T, Inc.	7,947,156
18,727		CenturyLink, Inc.	718,742
10,919	[2]	Crown Castle International Corp.	728,843
35,977	[2]	MetroPCS Communications, Inc.	367,325
168,005	[2]	Sprint Nextel Corp.	930,748
112,806		Verizon Communications, Inc.	5,035,660
18,724		Windstream Corp.	178,627
		TOTAL	15,907,101
		Utilities—3.4%
48,143		AES Corp.	503,094
3,690		AGL Resources, Inc.	150,663
8,114		Ameren Corp.	266,788
18,312		American Electric Power Co., Inc.	813,785
8,332		CMS Energy Corp.	202,634
14,593		CenterPoint Energy, Inc.	316,230
10,869		Consolidated Edison Co.	656,270
5,981		DTE Energy Co.	371,420
22,138		Dominion Resources, Inc.	1,168,444
27,433		Duke Energy Corp.	1,802,074
11,877		Edison International	557,506
6,333		Entergy Corp.	459,649
34,115		Exelon Corp.	1,220,635
15,546		FirstEnergy Corp.	710,763
2,289		Integrys Energy Group, Inc.	123,698
21,268		NRG Energy, Inc.	458,538
16,692		NextEra Energy, Inc.	1,169,442
9,356		NiSource, Inc.	238,297
12,557		Northeast Utilities Co.	493,490
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
7,090		ONEOK, Inc.	$335,357
15,967		P G & E Corp.	678,917
32,326		PPL Corp.	956,203
3,420		Pinnacle West Capital Corp.	181,158
20,691		Public Service Enterprises Group, Inc.	662,940
4,442		SCANA Corp.	218,013
8,185		Sempra Energy	570,904
35,511		Southern Co.	1,663,335
5,151		TECO Energy, Inc.	92,048
8,978		Wisconsin Energy Corp.	345,384
19,240		Xcel Energy, Inc.	543,530
		TOTAL	17,931,209
		TOTAL COMMON STOCKS (IDENTIFIED COST $202,136,322)	509,004,389
		MUTUAL FUND—4.6%
24,372,610	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16% (AT NET ASSET VALUE)	24,372,610
		TOTAL INVESTMENTS—100.9% (IDENTIFIED COST $226,508,932)[7]	533,376,999
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[8]	(4,924,640)
		TOTAL NET ASSETS—100%	$528,452,359
At October 31, 2012, the Fund had the following outstanding futures contracts1:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P 500 Index Long Futures	82	$28,839,400	December 2012	$(644,967)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $28,839,400 at October 31, 2012, which represents 5.5% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 101.0%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holdings.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	The cost of investments for federal tax purposes amounts to $241,802,896.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.83	$12.69	$11.65	$15.53	$28.32
Income From Investment Operations:
Net investment income	0.09	0.08[1]	0.07[1]	0.12[1]	0.17[1]
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	1.60	0.77	1.64	0.51	(9.60)
TOTAL FROM INVESTMENT OPERATIONS	1.69	0.85	1.71	0.63	(9.43)
Less Distributions:
Distributions from net investment income	(0.09)	(0.08)	(0.08)	(0.13)	(0.17)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.26)	(0.63)	(0.59)	(4.38)	(3.21)
TOTAL DISTRIBUTIONS	(0.35)	(0.71)	(0.67)	(4.51)	(3.38)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]
Net Asset Value, End of Period	$14.17	$12.83	$12.69	$11.65	$15.53
Total Return[3]	13.43%	6.87%	15.11%	8.55%	(36.87)%[2]
Ratios to Average Net Assets:
Net expenses	1.43%	1.43%	1.43%	1.43%	1.41%
Net investment income	0.72%	0.59%	0.58%	1.14%	0.78%
Expense waiver/reimbursement[4]	0.07%	0.06%	0.07%	0.09%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,445	$29,402	$31,722	$32,489	$35,288
Portfolio turnover	38%	53%	34%	31%	47%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.90	$12.76	$11.71	$15.58	$28.41
Income From Investment Operations:
Net investment income	0.15	0.12[1]	0.11[1]	0.15[1]	0.24[1]
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	1.61	0.77	1.65	0.53	(9.65)
TOTAL FROM INVESTMENT OPERATIONS	1.76	0.89	1.76	0.68	(9.41)
Less Distributions:
Distributions from net investment income	(0.14)	(0.12)	(0.12)	(0.17)	(0.23)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.26)	(0.63)	(0.59)	(4.38)	(3.21)
TOTAL DISTRIBUTIONS	(0.40)	(0.75)	(0.71)	(4.55)	(3.44)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]
Net Asset Value, End of Period	$14.26	$12.90	$12.76	$11.71	$15.58
Total Return[3]	13.89%	7.18%	15.51%	8.94%	(36.72)%[2]
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.03%	0.91%	0.91%	1.42%	1.11%
Expense waiver/reimbursement[4]	0.07%	0.06%	0.06%	0.09%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,047	$32,474	$30,980	$25,796	$21,739
Portfolio turnover	38%	53%	34%	31%	47%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.96	$12.82	$11.76	$15.62	$28.48
Income From Investment Operations:
Net investment income	0.25	0.22[1]	0.20[1]	0.24[1]	0.40[1]
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	1.62	0.77	1.66	0.53	(9.67)
TOTAL FROM INVESTMENT OPERATIONS	1.87	0.99	1.86	0.77	(9.27)
Less Distributions:
Distributions from net investment income	(0.24)	(0.22)	(0.21)	(0.25)	(0.40)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.26)	(0.63)	(0.59)	(4.38)	(3.21)
TOTAL DISTRIBUTIONS	(0.50)	(0.85)	(0.80)	(4.63)	(3.61)
Regulatory Settlement Proceeds	—	—	—	—	$0.02[2]
Net Asset Value, End of Period	$14.33	$12.96	$12.82	$11.76	$15.62
Total Return[3]	14.74%	7.96%	16.38%	9.78%	(36.23)%[2]
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.80%	1.67%	1.65%	2.24%	1.84%
Expense waiver/reimbursement[4]	0.08%	0.09%	0.09%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$198,656	$187,164	$208,399	$170,766	$215,731
Portfolio turnover	38%	53%	34%	31%	47%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.90	$12.77	$11.71	$15.58	$28.41
Income From Investment Operations:
Net investment income	0.20	0.18[1]	0.16[1]	0.20[1]	0.33[1]
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	1.62	0.76	1.66	0.52	(9.64)
TOTAL FROM INVESTMENT OPERATIONS	1.82	0.94	1.82	0.72	(9.31)
Less Distributions:
Distributions from net investment income	(0.20)	(0.18)	(0.17)	(0.21)	(0.33)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.26)	(0.63)	(0.59)	(4.38)	(3.21)
TOTAL DISTRIBUTIONS	(0.46)	(0.81)	(0.76)	(4.59)	(3.54)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]
Net Asset Value, End of Period	$14.26	$12.90	$12.77	$11.71	$15.58
Total Return[3]	14.38%	7.59%	16.10%	9.42%	(36.41)%[2]
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.50%	1.35%	1.36%	1.90%	1.54%
Expense waiver/reimbursement[4]	0.39%	0.38%	0.38%	0.41%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$259,304	$287,432	$231,807	$227,316	$235,167
Portfolio turnover	38%	53%	34%	31%	47%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2012
Assets:
Total investment in securities, at value including $736,813 of securities loaned and $24,459,969 of investment in an affiliated holding (Note 5) (identified cost $226,508,932)		$533,376,999
Restricted cash (Note 2)		1,477,000
Income receivable		600,990
Receivable for shares sold		965,523
TOTAL ASSETS		536,420,512
Liabilities:
Payable for shares redeemed	$6,901,212
Payable for daily variation margin	13,748
Payable for collateral due to broker for securities lending	774,033
Payable for Directors'/Trustees' fees	1,907
Payable for distribution services fee (Note 5)	48,069
Payable for shareholder services fee (Note 5)	68,239
Accrued expenses	160,945
TOTAL LIABILITIES		7,968,153
Net assets for 37,004,965 shares outstanding		$528,452,359
Net Assets Consist of:
Paid-in capital		$194,693,629
Net unrealized appreciation of investments and futures contracts		306,223,100
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		26,985,288
Undistributed net investment income		550,342
TOTAL NET ASSETS		$528,452,359
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($30,445,386 ÷ 2,148,026 shares outstanding), no par value, unlimited shares authorized		$14.17
Offering price per share		$14.17
Redemption proceeds per share (99.00/100 of $14.17)		$14.03
Class R Shares:
Net asset value per share ($40,047,239 ÷ 2,808,760 shares outstanding), no par value, unlimited shares authorized		$14.26
Institutional Shares:
Net asset value per share ($198,656,217 ÷ 13,864,654 shares outstanding), no par value, unlimited shares authorized		$14.33
Service Shares:
Net asset value per share ($259,303,517 ÷ 18,183,525 shares outstanding), no par value, unlimited shares authorized		$14.26
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2012
Investment Income:
Dividends (including $36,852 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $1,065)		$11,589,535
Interest (including income on securities loaned of $1,777)		2,465
TOTAL INCOME		11,592,000
Expenses:
Management fee (Note 5)	$1,614,806
Custodian fees	99,552
Transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	552,388
Directors'/Trustees' fees	8,751
Auditing fees	23,399
Legal fees	52,123
Portfolio accounting fees	132,765
Distribution services fee (Note 5)	1,247,353
Shareholder services fee (Note 5)	749,958
Account administration fee (Note 2)	19,181
Share registration costs	65,101
Printing and postage	63,589
Insurance premiums	4,776
Miscellaneous	8,845
TOTAL EXPENSES	4,642,587
Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(351,476)
Waiver of distribution services fee (Note 5)	(693,608)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(250,463)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,295,547)
Net expenses			$3,347,040
Net investment income			8,244,960
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $4,566 on sales of investments in an affiliated holding (Note 5))			44,733,940
Net realized gain on futures contracts			3,598,311
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			17,421,986
Net change in unrealized appreciation of futures contracts			(1,390,267)
Net change in unrealized depreciation of short sales			28
Net realized and unrealized gain on investments, futures contracts, short sales and foreign currency transactions			64,363,998
Change in net assets resulting from operations			$72,608,958
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,244,960	$8,068,087
Net realized gain on investments, futures contracts and foreign currency transactions	48,332,251	9,330,752
Net change in unrealized appreciation/depreciation of investments, futures contracts, short sales and translation of assets and liabilities in foreign currency	16,031,747	22,496,385
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	72,608,958	39,895,224
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(203,683)	(181,556)
Class R Shares	(359,541)	(292,986)
Institutional Shares	(3,317,203)	(3,350,130)
Service Shares	(3,919,969)	(4,223,910)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class C Shares	(579,700)	(1,568,488)
Class R Shares	(643,359)	(1,527,804)
Institutional Shares	(3,683,839)	(10,066,143)
Service Shares	(5,495,672)	(14,732,888)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,202,966)	(35,943,905)
Share Transactions:
Proceeds from sale of shares	123,288,333	211,309,478
Net asset value of shares issued to shareholders in payment of distributions declared	15,612,984	30,506,415
Cost of shares redeemed	(201,327,078)	(212,203,594)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(62,425,761)	29,612,299
Change in net assets	(8,019,769)	33,563,618
Net Assets:
Beginning of period	536,472,128	502,908,510
End of period (including undistributed net investment income of $550,342 and $111,447, respectively)	$528,452,359	$536,472,128
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2012
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (“S&P 500”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that
Annual Shareholder Report

Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended October 31, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class C Shares	$34,454	$(144)	$3,393
Class R Shares	103,156	—	—
Institutional Shares	100,307	(33,232)	—
Service Shares	314,471	(217,087)	15,788
TOTAL	$552,388	$(250,463)	$19,181
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $19,678,165. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Annual Shareholder Report

As of October 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$736,813	$774,033
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
At October 31, 2012, the Fund had no outstanding short sales.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$644,967*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$3,598,311
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(1,390,267)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	484,289	$6,547,823	466,284	$6,072,723
Shares issued to shareholders in payment of distributions declared	55,048	709,200	125,049	1,565,659
Shares redeemed	(683,365)	(9,269,449)	(798,330)	(10,379,937)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(144,028)	$(2,012,426)	(206,997)	$(2,741,555)
Year Ended October 31	2012		2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,003,875	$13,937,874	877,940	$11,431,432
Shares issued to shareholders in payment of distributions declared	76,494	998,542	143,764	1,813,392
Shares redeemed	(788,497)	(10,806,935)	(931,914)	(12,212,691)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	291,872	$4,129,481	89,790	$ 1,032,133
Year Ended October 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,605,954	$49,672,858	3,004,742	$39,864,781
Shares issued to shareholders in payment of distributions declared	348,244	4,627,371	666,498	8,469,807
Shares redeemed	(4,529,009)	(61,949,524)	(5,487,083)	(72,420,662)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(574,811)	$(7,649,295)	(1,815,843)	$(24,086,074)
Annual Shareholder Report

Year Ended October 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,830,487	$53,129,778	11,603,379	$153,940,542
Shares issued to shareholders in payment of distributions declared	708,402	9,277,871	1,476,173	18,657,557
Shares redeemed	(8,633,616)	(119,301,170)	(8,959,464)	(117,190,304)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,094,727)	$(56,893,521)	4,120,088	$55,407,795
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,521,694)	$(62,425,761)	2,187,038	$29,612,299
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds, foreign currency transactions and distribution reclasses.
For the year ended October 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(3,500)	$(5,669)	$9,169
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$12,483,623	$13,131,407
Long-term capital gains	$5,719,343	$22,812,498
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of October 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$4,853,024
Undistributed long-term capital gains	$37,331,603
Net unrealized appreciation	$291,574,103
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and non-taxable dividends.
Annual Shareholder Report

At October 31, 2012, the cost of investments for federal tax purposes was $241,802,896. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and b) futures contracts was $291,574,103. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $292,952,537 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,378,434.
5. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2012, the Manager voluntarily waived $331,884 of its fee. In addition, an affiliate of the Manager reimbursed $250,463 of transfer and dividend disbursing agent fees and expenses.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$230,325	$—
Class R Shares	180,912	—
Service Shares	836,116	(693,608)
TOTAL	$1,247,353	$(693,608)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2012, FSC retained $235,704 of fees paid by the Fund.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2012, FSC retained $2,175 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class C Shares	$72,138
Service Shares	677,820
TOTAL	$749,958
For the year ended October 31, 2012, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2012, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are either: a) common shares of Federated Investors, Inc., the parent of the Manager; or b) mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2012, the Manager reimbursed $19,592. Transactions involving the affiliated holdings during the year ended October 31, 2012, were as follows:
	Federated Investors, Inc.	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2011	3,343	13,531,400	13,534,743
Purchases/Additions	1,560	140,553,955	140,555,515
Sales/Reductions	1,144	129,712,745	129,713,889
Balance of Shares Held 10/31/2012	3,759	24,372,610	24,376,369
Value	$87,359	$24,372,610	$24,459,969
Dividend Income	$3,443	$33,409	$36,852
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2012, were as follows:
Purchases	$197,090,640
Sales	$265,931,613
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2012, there were no outstanding loans. During the year ended October 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2012, there were no outstanding loans. During the year ended October 31, 2012, the program was not utilized.
Annual Shareholder Report

9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2012, the amount of long-term capital gains designated by the Fund was $5,719,343.
For the fiscal year ended October 31, 2012, 88.5% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2012, 87.8% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated max-Cap Index fund:
We have audited the accompanying statement of assets and liabilities of Federated Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian or others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 24, 2012
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2012	Ending Account Value 10/31/2012	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,014.20	$7.24
Class R Shares	$1,000	$1,016.50	$5.58
Institutional Shares	$1,000	$1,020.20	$1.78
Service Shares	$1,000	$1,018.70	$3.30
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.95	$7.25
Class R Shares	$1,000	$1,019.61	$5.58
Institutional Shares	$1,000	$1,023.38	$1.78
Service Shares	$1,000	$1,021.87	$3.30
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class C Shares	1.43%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.65%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Ian L. Miller Birth Date: August 31, 1972 VICE PRESIDENT Officer since: November 2012 Portfolio Manager since: July 2012	Principal Occupations: Ian L. Miller has been the Fund's Portfolio Manager since July 2012. He is Vice President of the Trust with respect to the Fund. Mr. Miller joined Federated in January 2006 as a Quantitative Analyst. Mr. Miller earned a B.S. in Molecular Biology from Clarion University and an M.S. in Biotechnology from The Johns Hopkins University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Max-Cap Index Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year period. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in
Annual Shareholder Report

connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's
Annual Shareholder Report

and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such expense comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, different portfolio management techniques made necessary by different cash flows, and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed relevant by the Board as a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
Annual Shareholder Report

For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year period was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as information that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for
Annual Shareholder Report

the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2012
Share Class	Ticker
Institutional	FMCRX
Service	FMDCX

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended October 31, 2012, was 11.51% for Institutional Shares and 11.59% for Service Shares. The total return of the Standard and Poor's MidCap 400 Index (S&P 400),1 a broad-based securities market index, was 12.11% for the same period. The Fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 400.
The following discussion will focus on the performance of the Fund's Institutional Shares.
Market Overview
The beginning of the reporting period saw the market's continued concern over the fiscal uncertainty in Europe start to break. During the prior summer, the debt issues that started with Greece had begun to spill over into other European countries, notably Spain and Italy. The rising investor tensions were somewhat relieved with the announcement of market-supportive intervention by the European Central Bank and the Federal Reserve (the “Fed”). This announcement of coordinated monetary policy set the backdrop for this past year, and markets, both globally and domestic, responded by moving upward.
The ride, however, was not a smooth one as investors' changing attitudes toward riskier assets, termed the “risk-on, risk-off” trade, buffeted the markets. Investors were processing many issues including: supportive monetary policy and concerns about future growth and profitability, unresolved policy issues, upcoming elections and the “fiscal cliff.”
Overall, equities put in a strong performance both in the U.S. and abroad, posting gains over the 12-month reporting period ending October 31, 2012. Investment-grade corporate bonds, high yield corporate bonds and municipal securities also produced gains over the reporting period, outstripping the sizeable gains that U.S. Treasuries posted as yield spreads narrowed considerably.
FUND PERFORMANCE
Against this backdrop, seven out of the ten sectors2 within the S&P 400 recorded positive returns during the reporting period. Telecommunication Services led the way, advancing 29.88%, followed by Health Care, up 20.52%, and Consumer Discretionary, up 19.98%. The Energy sector posted the weakest results, down 9.87%, followed by Consumer Staples, down 0.16%, and Information Technology down 0.10%. Regeneron Pharmaceuticals Inc. (Health Care), Equinix Inc. (Information Technology) and Monster Beverage Corp. (Consumer Staples) posted the strongest contributions to performance in the S&P 400, while Green Mountain Coffee Roasters Inc. (Consumer Staples), Rovi Corp. (Information Technology) and Deckers Outdoor Corp. (Consumer Discretionary) contributed the least for the reporting period.
Annual Shareholder Report
1

For the first eight months of the reporting period, the Fund's Sub-Adviser was BlackRock Investment Management, LLC. During that period, the Fund was passively managed, and its performance was in line with the S&P 400 on a gross basis.
During the final four months of the 12-month reporting period, the Fund's investment adviser was Federated Equity Management Company of Pennsylvania. During this period, the Fund was managed with enhanced strategies and outperformed the S&P 400 by 0.04% on a gross basis. Portfolio management of the enhanced strategies of the Fund primarily entails overweighting and underweighting stocks relative to the S&P 400 based on quantitative factors and substitution strategies. The Fund also invested in stocks not represented in the S&P 400 that were subject to pending cash acquisitions. The quantitative strategy for that four month period contributed positively to performance while the stock substitution and cash acquisitions strategies detracted from performance.
The Fund invested in a stock-based strategy that also utilized S&P 400 futures to provide equity exposure on the Fund's cash balances. The S&P 400 had positive performance for the 12-month reporting period; therefore the trading of futures contracts had a positive impact on the Fund's performance.
1	The S&P MidCap 400 Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid range of the U.S. stock market. “Standard & Poor's®,” “S&P®,” “S&P MidCap 400 Index” and “Standard & Poor's MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 400 Index to track general stock market performance. Indexes are unmanaged and cannot be invested in directly.
2	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard (SPGICS).
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Fund's Institutional Shares commenced operations on January 4, 2012. The Fund offers one other class of shares: Service Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of Institutional Shares. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Mid-Cap Index Fund (the “Fund”) from October 31, 2002 to October 31, 2012, compared to the S&P MidCap 400 Index (S&P 400).2
Average Annual Total Returns for the Period Ended 10/31/2012
Share Class	1 Year	5 Years	10 Years
Institutional Shares	11.51%	2.75%	9.73%
Service Shares	11.59%	2.72%	9.73%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
3

Growth of a $10,000 Investment–Institutional SHARES
Growth of a $10,000 Investment–Service SHARES
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 400 is not adjusted to reflect expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)
At October 31, 2012, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Financials	21.2%
Industrials	16.6%
Information Technology	14.4%
Consumer Discretionary	13.0%
Health Care	9.5%
Materials	6.8%
Energy	5.5%
Utilities	5.0%
Consumer Staples	3.3%
Telecommunication Services	0.6%
Securities Lending Collateral[2]	1.7%
Cash Equivalents[3]	4.0%
Derivative Contracts[4]	(0.1)%
Other Assets and Liabilities—Net[5]	(1.5)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.5%.
Annual Shareholder Report
5

Portfolio of Investments
October 31, 2012
Shares			Value
		COMMON STOCKS—95.6%[1]
		Consumer Discretionary—13.0%
48,025	[2]	AMC Networks, Inc.	$2,243,728
72,860		Aaron's, Inc.	2,246,274
59,891		Advance Auto Parts, Inc.	4,248,668
71,426	[2]	Aeropostale, Inc.	853,541
143,366		American Eagle Outfitters, Inc.	2,992,048
35,310	[2]	Ann, Inc.	1,241,500
115,184	[2]	Ascena Retail Group, Inc.	2,280,643
22,997	[2]	Bally Technologies, Inc.	1,148,010
453	[2]	Barnes & Noble, Inc.	7,629
20,086		Bob Evans Farms, Inc.	764,674
57,256		Brinker International, Inc.	1,763,485
37,014	[2]	Cabela's, Inc., Class A	1,658,597
44,689	[2]	Carter's, Inc.	2,415,887
26,610		Cheesecake Factory, Inc.	879,727
137,537		Chicos Fas, Inc.	2,558,188
81,896		Cinemark Holdings, Inc.	2,022,012
27,151	[2,3]	Deckers Outdoor Corp.	777,333
46,148	[3]	DeVRY, Inc.	1,211,846
68,738		Dick's Sporting Goods, Inc.	3,436,900
62,360	[2]	Dreamworks Animation SKG, Inc.	1,270,273
118,012		Foot Locker, Inc.	3,953,402
119,128		Gentex Corp.	2,051,384
66,278		Guess ?, Inc.	1,642,369
27,816		HSN, Inc.	1,446,988
75,028	[2]	Hanesbrands, Inc.	2,511,187
2,644	[2]	ITT Educational Services, Inc.	56,820
21,687		International Speedway Corp., Class A	553,018
58,153		Jarden Corp.	2,896,019
25,149		KB HOME	401,881
231,502	[2]	LKQ Corp.	4,836,077
57,257	[2]	Lamar Advertising Co.	2,247,337
22,040	[2,3]	Life time Fitness, Inc.	989,376
30,628		M.D.C. Holdings, Inc.	1,171,215
19,248		Matthews International Corp., Class A	553,765
26,212		Meredith Corp.	877,316
Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
50,673	[2]	Mohawk Industries, Inc.	$4,229,675
3,829	[2]	NVR, Inc.	3,460,420
47,568	[2]	New York Times Co., Class A	389,106
150,019	[2]	Office Depot, Inc.	372,047
55,292		PVH Corp.	6,081,567
25,208	[2]	Panera Bread Co.	4,251,077
50,818		Polaris Industries, Inc.	4,294,121
21,314		Regis Corp.	355,091
49,705		Rent-A-Center, Inc.	1,656,668
38,370	[2]	Saks, Inc.	394,444
34,969		Scholastic Corp.	1,153,627
57,117	[2]	Scientific Games Holdings Corp.	470,073
178,461		Service Corp. International	2,505,592
64,302		Signet Jewelers Ltd.	3,328,272
56,920		Sothebys Holdings, Inc., Class A	1,771,920
10,845		Strayer Education, Inc.	623,154
62,568	[2]	Tempur-Pedic International, Inc.	1,654,298
328,305		The Wendy's Co.	1,401,862
48,321		Thor Industries, Inc.	1,837,648
119,712	[2]	Toll Brothers, Inc.	3,951,693
51,725		Tractor Supply Co.	4,978,014
52,848		Tupperware Brands Corp.	3,123,317
53,444	[2,3]	Under Armour, Inc., Class A	2,792,983
14,137	[2]	Valassis Communications, Inc.	367,845
14,385	[2]	WMS Industries, Inc.	236,346
30,830	[2]	Warnaco Group, Inc.	2,175,981
35,378		Wiley (John) & Sons, Inc., Class A	1,534,698
79,807		Williams-Sonoma, Inc.	3,689,478
		TOTAL	125,290,134
		Consumer Staples—3.3%
109,370		Church and Dwight, Inc.	5,551,621
57,557		Energizer Holdings, Inc.	4,199,934
87,313		Flowers Foods, Inc.	1,719,193
86,115	[2,3]	Green Mountain Coffee, Inc.	2,080,539
50,900		Harris Teeter Supermarkets Inc.	1,906,205
77,450		Hillshire Brands Co.	2,014,475
59,122		Ingredion, Inc.	3,633,638
14,186		Lancaster Colony Corp.	1,032,457
Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
36,855		Post Holdings, Inc.	$1,162,775
50,433	[2]	Ralcorp Holdings, Inc.	3,640,758
210,310	[3]	SUPERVALU, Inc.	654,064
130,873	[2]	Smithfield Foods, Inc.	2,678,970
12,878	[3]	Tootsie Roll Industries, Inc.	343,199
16,787		Universal Corp.	831,964
		TOTAL	31,449,792
		Energy—5.5%
175,198	[2]	Alpha Natural Resources, Inc.	1,501,447
169,429		Arch Coal, Inc.	1,348,655
44,243	[2]	Atwood Oceanics, Inc.	2,114,815
19,941	[2]	Bill Barrett Corp.	456,848
8,528	[3]	Carbo Ceramics, Inc.	630,646
61,024		Cimarex Energy Co.	3,489,352
62,158	[2]	Dresser-Rand Group, Inc.	3,203,002
35,575	[2]	Dril-Quip, Inc.	2,463,924
66,378		Energen Corp.	3,096,534
81,201	[2]	Forest Oil Corp.	615,504
81,443	[2]	Helix Energy Solutions Group, Inc.	1,408,149
161,155		HollyFrontier Corp.	6,225,418
20,791	[2]	Northern Oil and Gas, Inc.	315,192
85,144		Oceaneering International, Inc.	4,455,585
43,827	[2]	Oil States International, Inc.	3,203,754
93,907		Patterson-UTI Energy, Inc.	1,519,415
105,409	[2]	Plains Exploration & Production Co.	3,758,885
53,200	[2,3]	Quicksilver Resources, Inc.	205,884
44,190	[2]	Rosetta Resources, Inc.	2,034,508
53,775		SM Energy Co.	2,899,548
105,342	[2]	Superior Energy Services, Inc.	2,141,603
49,508		Tidewater, Inc.	2,352,125
35,764	[2]	Unit Corp.	1,443,077
54,921		World Fuel Services Corp.	1,905,759
		TOTAL	52,789,629
		Financials—21.2%
41,071	[2]	Affiliated Managers Group	5,195,481
49,711	[2]	Alexander and Baldwin, Inc.	1,438,139
50,011		Alexandria Real Estate Equities, Inc.	3,522,275
14,851	[2]	Alleghany Corp.	5,162,208
Annual Shareholder Report
8

Shares		Value
	COMMON STOCKS—continued[1]
	Financials—continued
71,917	American Campus Communities, Inc.	$3,258,559
60,472	American Financial Group, Inc., Ohio	2,346,314
160,619	Apollo Investment Corp.	1,276,921
53,879	Aspen Insurance Holdings Ltd.	1,742,986
144,037	Associated Banc-Corp.	1,856,637
19,602	Astoria Financial Corp.	196,608
51,386	BRE Properties, Inc., Class A	2,484,513
72,521	Bancorpsouth, Inc.	1,026,172
34,073	Bank of Hawaii Corp.	1,504,664
86,154	Berkley, W. R. Corp.	3,350,529
122,672	BioMed Realty Trust, Inc.	2,345,489
90,771	Brown & Brown	2,319,199
66,546	CBOE Holdings, Inc.	1,962,442
67,746	Camden Property Trust	4,446,170
53,647	Cathay Bancorp, Inc.	949,015
39,427	City National Corp.	2,014,720
71,038	Commerce Bancshares, Inc.	2,705,127
45,553	Corporate Office Properties Trust	1,136,547
47,483	Cullen Frost Bankers, Inc.	2,625,810
219,946	Duke Realty Corp.	3,184,818
134,804	East West Bancorp, Inc.	2,869,977
91,710	Eaton Vance Corp.	2,580,719
47,310	Equity One, Inc.	988,779
29,335	Essex Property Trust, Inc.	4,400,250
40,502	Everest Re Group Ltd.	4,497,747
50,792	Federal Realty Investment Trust	5,476,901
163,612	Fidelity National Financial, Inc., Class A	3,502,933
106,492	First American Financial Corp.	2,422,693
339,827	First Niagara Financial Group, Inc.	2,813,768
60,937	FirstMerit Corp.	844,587
113,170	Fulton Financial Corp.	1,100,012
94,020	Gallagher (Arthur J.) & Co.	3,332,069
12,313	Greenhill & Co., Inc.	587,576
77,586	HCC Insurance Holdings, Inc.	2,765,165
53,417	Hancock Holding Co.	1,687,443
23,236	Hanover Insurance Group, Inc.	839,052
63,623	Highwoods Properties, Inc.	2,051,842
40,736	Home Properties, Inc.	2,476,341
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
117,938		Hospitality Properties Trust	$2,726,727
23,514		International Bancshares Corp.	426,779
98,043		Janus Capital Group, Inc.	833,365
134,689		Jefferies Group, Inc.	1,917,971
41,041		Jones Lang LaSalle, Inc.	3,190,527
40,554		Kemper Corp.	1,257,174
92,804		Liberty Property Trust	3,259,276
110,308	[2]	MSCI, Inc., Class A	2,971,698
114,213		Macerich Co. (The)	6,510,141
49,210		Mack-Cali Realty Corp.	1,278,968
26,524		Mercury General Corp.	1,075,018
83,281	[3]	National Retail Properties, Inc.	2,638,342
384,880		New York Community Bancorp, Inc.	5,334,437
242,856		Old Republic International Corp.	2,399,417
66,723		Omega Healthcare Investors	1,530,626
31,838		Potlatch Corp.	1,225,126
24,026		Prosperity Bancshares, Inc.	1,005,728
81,185		Protective Life Corp.	2,216,350
86,731		Raymond James Financial, Inc.	3,307,920
96,115		Rayonier, Inc.	4,710,596
104,895		Realty Income Corp.	4,119,227
71,879		Regency Centers Corp	3,451,630
57,254		Reinsurance Group of America, Inc.	3,029,882
106,230		SEI Investments Co.	2,324,312
77,769		SL Green Realty Corp.	5,856,006
139,158		Senior Housing Properties Trust	3,058,693
38,823	[2]	Signature Bank	2,765,751
32,784		StanCorp Financial Group, Inc.	1,126,130
43,207	[2]	SVB Financial Group	2,445,084
506,446		Synovus Financial Corp.	1,240,793
130,717		TCF Financial Corp.	1,495,402
48,601		Taubman Centers, Inc.	3,817,609
55,446		Trustmark Corp.	1,301,318
203,429		UDR, Inc.	4,937,222
114,916		Valley National Bancorp	1,119,282
69,535		Waddell & Reed Financial, Inc., Class A	2,317,602
80,791		Washington Federal, Inc.	1,355,673
53,636		Webster Financial Corp. Waterbury	1,179,992
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
90,119		Weingarten Realty Investors	$2,433,213
23,960		WestAmerica Bancorp.	1,057,115
		TOTAL	203,537,319
		Health Care—9.5%
93,348	[2]	Allscripts Healthcare Solutions, Inc.	1,206,056
33,770	[2]	Amerigroup Corp.	3,084,552
20,417	[2]	Bio-Rad Laboratories, Inc., Class A	2,069,263
36,806	[2]	Charles River Laboratories International, Inc.	1,373,600
88,893	[2]	Community Health Systems, Inc.	2,437,446
37,220		Cooper Cos., Inc.	3,572,376
41,989	[2]	Covance, Inc.	2,045,284
94,335	[2]	Endo Health Solutions, Inc.	2,703,641
83,330	[2]	HMS Holdings Corp.	1,924,090
259,262	[2]	Health Management Association, Class A	1,892,613
69,274	[2]	Health Net, Inc.	1,490,776
69,472	[2]	Henry Schein, Inc.	5,125,644
46,422		Hill-Rom Holdings, Inc.	1,303,994
206,779	[2,3]	Hologic, Inc.	4,263,783
42,972	[2]	IDEXX Laboratories, Inc.	4,133,906
36,827	[2]	LifePoint Hospitals, Inc.	1,301,466
33,444	[2]	MEDNAX, Inc.	2,306,967
39,121	[2]	Masimo Corp.	859,488
48,977		Medicis Pharmaceutical Corp., Class A	2,126,092
24,216	[2]	Mettler Toledo International, Inc.	4,101,464
86,301		Omnicare, Inc.	2,979,973
47,543		Owens & Minor, Inc.	1,353,549
63,017	[2]	Regeneron Pharmaceuticals, Inc.	8,967,319
110,974		ResMed, Inc.	4,432,302
59,633		Steris Corp.	2,123,531
34,121		Techne Corp.	2,298,391
31,284		Teleflex, Inc.	2,125,748
44,243	[2]	Thoratec Laboratories Corp.	1,579,475
46,505	[2]	United Therapeutics Corp.	2,123,883
68,302		Universal Health Services, Inc., Class B	2,827,020
65,871	[2]	VCA Antech, Inc.	1,289,754
172,044	[2]	Vertex Pharmaceuticals, Inc.	8,299,403
35,654	[2]	Wellcare Health Plans, Inc.	1,697,130
		TOTAL	91,419,979
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—16.6%
77,730	[2]	AGCO Corp.	$3,537,492
190,987		AMETEK, Inc.	6,789,588
33,135		Acuity Brands, Inc. Holding Company	2,143,834
85,853	[2]	Aecom Technology Corp.	1,843,264
70,074	[2]	Alaska Air Group, Inc.	2,679,630
24,197		Alliant Techsystems, Inc.	1,386,246
80,726	[2]	B/E Aerospace, Inc.	3,639,935
56,052		Brinks Co. (The)	1,474,728
29,240		CLARCOR, Inc.	1,322,818
49,459		Carlisle Cos., Inc.	2,747,447
37,528	[2]	Clean Harbors, Inc.	2,189,759
27,507		Con-way, Inc.	800,729
99,253	[2]	Copart, Inc.	2,857,494
32,840		Corporate Executive Board Co.	1,476,486
78,384		Corrections Corp. of America	2,637,622
38,802		Crane Co.	1,628,908
51,381		Deluxe Corp.	1,619,015
22,300	[2]	Dollar Thrifty Automotive Group	1,717,100
106,676		Donaldson Co., Inc.	3,442,435
26,045	[2]	Esterline Technologies Corp.	1,505,141
179,209		Exelis, Inc.	1,982,052
16,453	[2]	FTI Consulting, Inc.	427,120
145,364	[2]	Fortune Brands Home & Security, Inc.	4,134,152
38,865		GATX Corp.	1,611,343
40,630		Gardner Denver, Inc.	2,816,878
24,946	[2]	General Cable Corp.	711,709
34,650	[2]	Genesee & Wyoming, Inc., Class A	2,511,085
39,110		Graco, Inc.	1,879,627
29,356		Granite Construction, Inc.	886,845
54,214		HNI Corp.	1,491,969
63,086		Harsco Corp.	1,261,089
48,405		Hubbell, Inc., Class B	4,052,467
71,049		Hunt (J.B.) Transportation Services, Inc.	4,170,576
48,240	[2]	Huntington Ingalls Industries, Inc.	2,044,411
64,460		IDEX Corp.	2,741,484
96,098		ITT Corp.	1,998,838
167,213	[2,3]	Jet Blue Airways Corp.	884,557
114,574		KBR, Inc.	3,192,032
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
86,584		Kansas City Southern Industries, Inc.	$6,966,549
63,602		Kennametal, Inc.	2,252,783
44,773	[2]	Kirby Corp.	2,573,552
36,909		Landstar System, Inc.	1,869,441
35,970		Lennox International, Inc.	1,800,298
65,254		Lincoln Electric Holdings	2,830,066
35,757		MSC Industrial Direct Co.	2,667,472
60,925		Manpower, Inc.	2,311,494
56,712		Matson, Inc.	1,205,130
41,457		Miller Herman, Inc.	803,851
22,257		Mine Safety Appliances Co.	859,120
43,541		Nordson Corp.	2,570,225
89,808	[2]	OshKosh Truck Corp.	2,692,444
32,374		Regal Beloit Corp.	2,110,137
32,500		Robbins & Myers, Inc.	1,926,600
56,435		Rollins, Inc.	1,279,381
41,236		SPX Corp.	2,828,377
54,826	[2]	Shaw Group, Inc.	2,400,831
68,290	[2]	Terex Corp.	1,539,940
66,842		Timken Co.	2,639,591
44,260		Towers Watson & Company	2,377,205
66,055		Trinity Industries, Inc.	2,066,200
47,224		Triumph Group, Inc.	3,089,394
74,329		URS Corp.	2,488,535
75,932		UTI Worldwide, Inc.	1,054,695
76,553	[2]	United Rentals, Inc.	3,112,645
18,625		Valmont Industries, Inc.	2,516,237
37,054		Wabtec Corp.	3,034,723
83,602		Waste Connections, Inc.	2,744,654
22,463	[3]	Watsco, Inc.	1,535,346
57,347		Werner Enterprises, Inc.	1,328,157
46,973		Woodward Governor Co.	1,573,595
		TOTAL	159,286,573
		Information Technology—14.1%
29,789	[2]	ACI Worldwide, Inc.	1,164,750
85,243	[2]	AOL, Inc.	2,926,392
54,718	[2]	Acxiom Corp.	998,603
27,171	[3]	Adtran, Inc.	458,918
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
26,629	[2]	Advent Software, Inc.	$577,849
18,391	[2]	Alliance Data Systems Corp.	2,630,833
80,078	[2]	Ansys, Inc.	5,675,929
100,488	[2]	Arrow Electronics, Inc.	3,540,192
426,025	[2]	Atmel Corp.	1,987,407
109,744	[2]	Avnet, Inc.	3,144,166
95,748		Broadridge Financial Solutions	2,197,417
86,632	[2]	CIENA Corp.	1,075,103
213,376	[2]	Cadence Design Systems, Inc.	2,701,340
166,234	[2]	Compuware Corp.	1,439,586
29,669	[2]	Concur Technologies, Inc.	1,964,978
83,897		Convergys Corp.	1,410,309
80,597	[2]	CoreLogic, Inc.	1,918,209
75,746	[2]	Cree, Inc.	2,297,376
116,888	[2]	Cypress Semiconductor Corp.	1,158,360
16,054		DST Systems, Inc.	915,720
64,431		Diebold, Inc.	1,916,822
37,998	[2]	Equinix, Inc.	6,855,219
27,994		FactSet Research Systems	2,534,857
25,832		Fair Isaac & Co., Inc.	1,203,771
102,226	[2]	Fairchild Semiconductor International, Inc., Class A	1,202,178
72,637	[2]	Gartner Group, Inc., Class A	3,371,083
52,172		Global Payments, Inc.	2,230,353
66,261		Henry Jack & Associates, Inc.	2,517,918
99,556	[2]	Informatica Corp.	2,701,950
149,400	[2]	Ingram Micro, Inc., Class A	2,270,880
125,876	[2]	Integrated Device Technology, Inc.	684,765
34,092		InterDigital, Inc.	1,298,564
81,519	[2]	International Rectifier Corp.	1,262,729
108,928		Intersil Holding Corp.	767,942
31,885	[2]	Itron, Inc.	1,309,198
31,760	[2]	Kenexa Corp.	1,459,690
79,198		Lender Processing Services, Inc.	1,909,464
56,233	[3]	Lexmark International Group, Class A	1,195,514
213,851	[2]	MEMC Electronic Materials	538,905
73,270	[2]	MICROS Systems Corp.	3,325,725
20,158		ManTech International Corp., Class A	463,029
68,893	[2]	Mentor Graphics Corp.	1,069,219
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
35,525	[2]	Monster Worldwide, Inc.	$220,965
129,405	[2]	NCR Corp.	2,753,738
71,546		National Instruments Corp.	1,685,624
50,613	[2]	Neustar, Inc., Class A	1,851,930
115,043	[2]	Parametric Technology Corp.	2,321,568
31,113		Plantronics, Inc.	1,009,306
99,978	[2]	Polycom, Inc.	1,001,780
80,120	[2]	Qlogic Corp.	751,526
243,676	[2]	RF Micro Devices, Inc.	1,074,611
85,719	[2]	Rackspace Hosting, Inc.	5,459,443
144,396	[2]	Riverbed Technology, Inc.	2,666,994
57,145	[2]	Rovi Corp	773,172
34,788	[2]	Semtech Corp.	868,656
29,600	[2]	Silicon Laboratories, Inc.	1,196,432
152,874	[2]	Skyworks Solutions, Inc.	3,577,252
56,462	[2]	Solarwinds, Inc.	2,856,413
45,045		Solera Holdings, Inc.	2,108,556
116,250	[2]	Synopsys, Inc.	3,743,250
28,200	[2]	Tech Data Corp.	1,249,542
147,628		Tellabs, Inc.	431,074
122,174	[2]	Tibco Software, Inc.	3,080,007
99,517	[2]	Trimble Navigation Ltd.	4,695,212
59,781	[2]	ValueClick, Inc.	996,549
89,019	[2]	Verifone Systems, Inc.	2,638,523
114,087	[2]	Vishay Intertechnology, Inc.	944,640
29,500	[2]	WEX, Inc.	2,176,510
38,790	[2]	Zebra Technologies Co., Class A	1,393,725
		TOTAL	135,800,210
		Materials—6.8%
71,763		Albemarle Corp.	3,954,859
51,367		Aptargroup, Inc.	2,634,100
64,580		Ashland, Inc.	4,594,867
46,745		Cabot Corp.	1,671,601
26,524		Carpenter Technology Corp.	1,289,332
91,266		Commercial Metals Corp.	1,255,820
25,424		Compass Minerals International, Inc.	2,004,682
43,943		Cytec Industries, Inc.	3,024,157
34,872		Domtar, Corp.	2,781,042
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
34,826		Greif, Inc., Class A	$1,461,299
21,882	[2]	Intrepid Potash, Inc.	475,496
114,763	[2]	Louisiana-Pacific Corp.	1,812,108
31,249		Martin Marietta Materials	2,572,105
12,912		Minerals Technologies, Inc.	925,274
8,182		Newmarket Corp.	2,219,859
59,657		Olin Corp.	1,237,286
75,487		Packaging Corp. of America	2,662,427
102,043		RPM International, Inc.	2,720,466
68,745		Reliance Steel & Aluminum Co.	3,735,603
55,088		Rock-Tenn Co.	4,031,891
45,881		Royal Gold, Inc.	4,041,199
32,152		Scotts Co.	1,376,427
37,735		Sensient Technologies Corp.	1,372,799
37,240		Silgan Holdings, Inc.	1,612,864
95,536		Sonoco Products Co.	2,974,036
182,557		Steel Dynamics, Inc.	2,309,346
67,042		Valspar Corp.	3,756,363
42,629		Worthington Industries, Inc.	921,639
		TOTAL	65,428,947
		Telecommunication Services—0.6%
120,694	[2]	TW Telecom, Inc.	3,074,076
99,175		Telephone and Data System, Inc.	2,466,482
		TOTAL	5,540,558
		Utilities—5.0%
86,418		Alliant Energy Corp.	3,862,885
107,636		Aqua America, Inc.	2,732,878
69,334		Atmos Energy Corp.	2,493,944
48,494		Black Hills Corp.	1,734,630
37,149		Cleco Corp.	1,602,979
117,979		Great Plains Energy, Inc.	2,647,449
73,973		Hawaiian Electric Industries, Inc.	1,914,421
37,829		Idacorp, Inc.	1,691,713
146,492		MDU Resources Group, Inc.	3,183,271
183,105		NV Energy, Inc.	3,480,826
75,352		National Fuel Gas Co.	3,971,050
77,036		OGE Energy Corp.	4,435,733
86,422		PNM Resources, Inc.	1,915,112
Annual Shareholder Report
16

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
135,359		Questar Corp.	$2,739,666
74,664		UGI Corp.	2,410,901
82,173		Vectren Corp.	2,429,856
52,998		WGL Holdings, Inc.	2,107,730
97,605		Westar Energy, Inc.	2,898,869
		TOTAL	48,253,913
		TOTAL COMMON STOCKS (IDENTIFIED COST $720,660,365)	918,797,054
		Corporate Bond—0.3%
		Information Technology—0.3%
1,000,000		Alliance Data Systems Corp., 4.750%, 05/15/2014 (IDENTIFIED COST $2,797,080)	3,038,800
		MUTUAL FUND—5.7%
54,905,767	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16% (AT NET ASSET VALUE)	54,905,767
		TOTAL INVESTMENTS—101.6% (IDENTIFIED COST $778,363,212)[7]	976,741,621
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[8]	(15,411,578)
		TOTAL NET ASSETS—100%	$961,330,043
At October 31, 2012, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P Midcap 400 Index Long Futures	481	$47,046,610	December 2012	$(740,623)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $47,046,610 at October 31, 2012, which represents 4.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.5%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	The cost of investments for federal tax purposes amounts to $790,485,293.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Annual Shareholder Report
17

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$908,173,354	$—	$—	$908,173,354
International	10,623,700	—	—	10,623,700
Corporate Bond	—	3,038,800	—	3,038,800
Mutual Fund	54,905,767	—	—	54,905,767
TOTAL SECURITIES	$973,702,821	$3,038,800	$—	$976,741,621
OTHER FINANCIAL INSTRUMENTS*	$(740,623)	$—	$—	$(740,623)
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended October 31	2012[1]
Net Asset Value, Beginning of Period	$20.25
Income From Investment Operations:
Net investment income	0.16
Net realized and unrealized gain on investments and futures contracts	2.17
TOTAL FROM INVESTMENT OPERATIONS	2.33
Less Distributions:
Distributions from net investment income	(0.18)
Net Asset Value, End of Period	$22.40
Total Return[2]	11.51%
Ratios to Average Net Assets:
Net expenses	0.29%[3]
Net investment income	1.17%[3]
Expense waiver/reimbursement[4]	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$37,696
Portfolio turnover	18%[5]
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to October 31, 2012.
2	Based on net asset value. Total return for the period of less than one year is not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratio shown above.
5	Portfolio turnover is calculated at Fund level. Percentage indicated was calculated for the period from November 1, 2011 to October 31, 2012.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$21.19	$20.17	$16.01	$14.06	$25.79
Income From Investment Operations:
Net investment income	0.19	0.15	0.16	0.17	0.24
Net realized and unrealized gain (loss) on investments and futures contracts	2.16	1.45	4.16	2.21	(8.69)
TOTAL FROM INVESTMENT OPERATIONS	2.35	1.60	4.32	2.38	(8.45)
Less Distributions:
Distributions from net investment income	(0.19)	(0.15)	(0.16)	(0.20)	(0.22)
Distributions from net realized gain on investments and futures contracts	(0.94)	(0.43)	—	(0.23)	(3.06)
TOTAL DISTRIBUTIONS	(1.13)	(0.58)	(0.16)	(0.43)	(3.28)
Net Asset Value, End of Period	$22.41	$21.19	$20.17	$16.01	$14.06
Total Return[1]	11.59%	7.95%	27.07%[2]	17.80%	(36.58)%
Ratios to Average Net Assets:
Net expenses	0.54%	0.54%	0.54%	0.54%[3]	0.49%
Net investment income	0.88%	0.69%	0.88%	1.27%	1.13%
Expense waiver/reimbursement[4]	0.20%	0.19%	0.19%	0.21%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$923,634	$926,540	$883,235	$731,613	$604,507
Portfolio turnover	18%	8%	12%	18%	19%
1	Based on net asset value.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.54% for the year ended October 31, 2009, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Assets and Liabilities
October 31, 2012
Assets:
Total investment in securities, at value including $54,905,767 of investment in an affiliated holding (Note 5) and $16,027,789 of securities loaned (identified cost $778,363,212)		$976,741,621
Restricted cash (Note 2)		1,884,000
Income receivable		405,134
Receivable for investments sold		35,040
Receivable for shares sold		971,000
Receivable for daily variation margin		244,888
TOTAL ASSETS		980,281,683
Liabilities:
Payable for shares redeemed	$2,156,420
Payable for collateral due to broker for securities lending	16,489,039
Payable for Directors'/Trustees' fees	2,650
Payable for shareholder services fee (Note 5)	192,239
Accrued expenses	111,292
TOTAL LIABILITIES		18,951,640
Net assets for 42,897,265 shares outstanding		$961,330,043
Net Assets Consist of:
Paid-in capital		$749,505,618
Net unrealized appreciation of investments and futures contracts		197,637,786
Accumulated net realized gain on investments and futures contracts		13,642,883
Undistributed net investment income		543,756
TOTAL NET ASSETS		$961,330,043
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$37,695,666 ÷ 1,682,611 shares outstanding, no par value, unlimited shares authorized		$22.40
Service Shares:
$923,634,377 ÷ 41,214,654 shares outstanding, no par value, unlimited shares authorized		$22.41
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Operations
Year Ended October 31, 2012
Investment Income:
Dividends (including $42,706 received from an affiliated holding (Note 5))			$13,389,193
Interest (including income on securities loaned of $351,459)			363,555
TOTAL INCOME			13,752,748
Expenses:
Management fee (Note 5)		$3,871,582
Custodian fees		65,736
Transfer and dividend disbursing agent fees and expenses		553,931
Directors'/Trustees' fees		12,143
Auditing fees		23,399
Legal fees		38,903
Portfolio accounting fees		128,364
Shareholder services fee (Note 5)		2,341,144
Account administration fee (Note 2)		24,825
Share registration costs		47,920
Printing and postage		43,617
Insurance premiums		5,432
Miscellaneous		35,128
TOTAL EXPENSES		7,192,124
Waiver/reimbursement of management fee (Note 5)	$(1,965,015)
Net expenses			5,227,109
Net investment income			8,525,639
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			23,099,542
Net realized gain on futures contracts			3,923,670
Net change in unrealized appreciation of investments			71,159,161
Net change in unrealized appreciation of futures contracts			(1,470,076)
Net realized and unrealized gain on investments and futures contracts			96,712,297
Change in net assets resulting from operations			$105,237,936
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Changes in Net Assets
Year Ended October 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,525,639	$6,739,604
Net realized gain on investments and futures contracts	27,023,212	41,586,502
Net change in unrealized appreciation/depreciation of investments and futures contracts	69,689,085	22,782,172
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	105,237,936	71,108,278
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(109,215)	—
Service Shares	(8,311,789)	(6,903,421)
Distributions from net realized gain on investments
Service Shares	(40,564,917)	(18,885,065)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(48,985,921)	(25,788,486)
Share Transactions:
Proceeds from sale of shares	201,541,041	228,272,023
Net asset value of shares issued to shareholders in payment of distributions declared	45,692,036	23,840,324
Cost of shares redeemed	(268,694,828)	(254,127,446)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,461,751)	(2,015,099)
Change in net assets	34,790,264	43,304,693
Net Assets:
Beginning of period	926,539,779	883,235,086
End of period (including undistributed net investment income of $543,756 and $439,121, respectively)	$961,330,043	$926,539,779
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
October 31, 2012
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
Effective January 4, 2012, the Fund began offering Institutional Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
24

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Annual Shareholder Report
25

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
26

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the year ended October 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$24,825
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily
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and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $26,204,054. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of October 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$16,027,789	$16,489,039
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$(740,623)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$3,923,670
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(1,470,076)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 10/31/2012[1]		Year Ended 10/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,748,078	$39,341,704	—	$—
Shares issued to shareholders in payment of distributions declared	4,725	107,808	—	—
Shares redeemed	(70,192)	(1,556,799)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,682,611	$37,892,713	—	$—
Year Ended October 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,543,720	$162,199,337	10,346,587	$228,272,023
Shares issued to shareholders in payment of distributions declared	2,220,317	45,584,228	1,120,436	23,840,324
Shares redeemed	(12,271,612)	(267,138,029)	(11,544,626)	(254,127,446)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,507,575)	$(59,354,464)	(77,603)	$(2,015,099)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(824,964)	$(21,461,751)	(77,603)	$(2,015,099)
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to October 31, 2012.
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4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds.
For the year ended October 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(11,349)	$11,349
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$8,421,004	$6,903,421
Long-term capital gains	$40,564,917	$18,885,065
As of October 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,179,014
Undistributed long-term capital gain	$22,389,083
Net unrealized appreciation	$186,256,328
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At October 31, 2012, the cost of investments for federal tax purposes was $790,485,293. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $186,256,328. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $239,482,716 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,226,388.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2012, the Manager voluntarily waived $1,903,625 of its fee.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Service Shares	$2,341,144
For the year ended October 31, 2012, FSSC received $9,105 of fees paid by the Fund. For the year ended October 31, 2012, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Manager and its affiliates (FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.29% and 0.54% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2012, the Manager reimbursed $61,390. Transactions involving the affiliated holding during the year ended October 31, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	44,759,780
Purchases/Additions	396,771,131
Sales/Reductions	386,625,144
Balance of Shares Held 10/31/2012	54,905,767
Value	$54,905,767
Dividend	$42,706
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2012, were as follows:
Purchases	$167,475,320
Sales	$214,853,625
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2012, there were no outstanding loans. During the year ended October 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2012, there were no outstanding loans. During the year ended October 31, 2012, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2012, the amount of long-term capital gains designated by the Fund was $40,564,917.
For the fiscal year ended October 31, 2012, 99.8% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2012, 98.6% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated Mid-Cap Index fund:
We have audited the accompanying statement of assets and liabilities of Federated Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2012	Ending Account Value 10/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$995.70	$1.45
Service Shares	$1,000	$994.40	$2.71
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.68	$1.48
Service Shares	$1,000	$1,022.42	$2.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.29%
Service Shares	0.54%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Ian L. Miller Birth Date: August 31, 1972 VICE PRESIDENT Officer since: November 2012 Portfolio Manager since: July 2012	Principal Occupations: Ian L. Miller has been the Fund's Portfolio Manager since July 2012. He is Vice President of the Trust with respect to the Fund. Mr. Miller joined Federated in January 2006 as a Quantitative Analyst. Mr. Miller earned a B.S. in Molecular Biology from Clarion University and an M.S. in Biotechnology from The Johns Hopkins University.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Mid-Cap Index Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year period. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in
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connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's
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and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such expense comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, different portfolio management techniques made necessary by different cash flows, and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed relevant by the Board as a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
Annual Shareholder Report
43

For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the effortrs being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as information that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for
Annual Shareholder Report
44

the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
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The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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46

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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47

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
29455 (12/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $46,800

Fiscal year ended 2011 - $46,800

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $49

Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $4,270 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $9,430 and $15,860 respectively. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2011- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $219,239

Fiscal year ended 2011 - $217,535

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 21, 2012